Subsequent Events - Additional Information (Detail) (USD $)				12 Months Ended				12 Months Ended		0 Months Ended
	Dec. 28, 2013	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Ten Point Five Zero Percent Senior Notes Due Two Thousand Twenty [Member]	Dec. 28, 2013 Senior Notes [Member]	Dec. 29, 2012 Senior Notes [Member]	Jan. 31, 2012 Senior Notes [Member]	Dec. 28, 2013 Senior Notes [Member] Continental Cement Company, L.L.C. [Member]	Jan. 30, 2012 Senior Notes [Member] Continental Cement Company, L.L.C. [Member]	Jan. 17, 2014 Subsequent Event [Member]	Jan. 17, 2014 Subsequent Event [Member] Continental Cement Company, L.L.C. [Member] Ten Point Five Zero Percent Senior Notes Due Two Thousand Twenty [Member]	Jan. 17, 2014 Subsequent Event [Member] Senior Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount												$ 260,000,000
Debt instrument, face amount					250,000,000	250,000,000	250,000,000		250,000,000		510,000,000	250,000,000
Interest rate							10.50%		10.50%		10.50%	10.50%
Maturity date				Jan. 31, 2020	Jan. 31, 2020			Jan. 31, 2020				Jan. 31, 2020
Senior Secured Credit Agreement was amended												Jan. 16, 2014
Acquisition completed Date										Jan. 17, 2014
Acquisition amount										179,250,000
Additional acquisition amount										30,750,000
Aggregate principal amount pursuant to an indenture governing, issued	669,890,000	155,608,000	156,400,000								250,000,000
Increase in principal amount of notes issued											$ 260,000,000